Consolidated Balance Sheets - USD ($)		Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 63,901,329		$ 91,447,620
Restricted cash		3,417,244		179,421
Short-term investments		11,700,400		40,666,617
Accounts receivable, net		18,931,346		18,516,150
Advance to suppliers, net		46,968,549		9,213,279
Receivables from supply chain solutions		43,475,981		59,792,613
Inventories		31,609,877		3,979,653
Prepaid expenses and other current assets		10,890,083		4,002,675
TOTAL CURRENT ASSETS		230,894,809		227,798,028
NON-CURRENT ASSETS:
Property and equipment, net		719,574		464,156
Intangible assets, net		1,795,234		2,850,853
Right-of-use assets, net		3,349,432		479,473
Equity investments		373,292		404,022
Investment in limited partnership		14,913,539		16,207,152
Goodwill		23,814,005		25,774,402
Deferred tax assets, net		310,577
Long term investment		7,249,319
TOTAL NON-CURRENT ASSETS		52,524,972		46,180,058
TOTAL ASSETS		283,419,781		273,978,086
CURRENT LIABILITIES:
Accounts payable		40,925,155		34,997,401
Short-term bank loans		434,959		784,609
Accrued expenses and other current liabilities		6,090,582		3,575,836
Operating lease liabilities - current		1,008,766		337,698
Payables to supply chain solutions		9,122,978		25,922,931
Advances from customers		21,827,387		3,429,103
Taxes payable		2,748,474		8,851,898
Loan from related party		8,028,965		10,528,965
Due to related parties - current		282,724		295,336
TOTAL CURRENT LIABILITIES		90,469,990		88,723,777
Operating lease liabilities – non-current		2,425,597		148,988
Deferred tax liabilities		727,326		504,033
TOTAL LIABILITIES		93,622,913		89,376,798
SHAREHOLDERS’ EQUITY*:
Class A common stock, $0.01 par value, 30,000,000 and 4,000,000 shares authorized, 4,006,263 and 3,981,263 shares issued, and 3,944,075 and 3,981,263 shares outstanding as of December 31, 2022 and 2021, respectively	[1]	40,063		39,813
Class B common stock, $0.01 par value, 1,000,000 shares authorized, no shares issued and outstanding as of December 31, 2022 and 2021	[1]
Treasury shares		(355,844)	[1]
Additional paid-in capital	[1]	130,503,387		130,318,637
Retained earnings	[1]	53,214,304		37,819,226
Statutory reserves	[1]	9,167,845		6,942,111
Unearned compensation				(125,630)	[1]
Accumulated other comprehensive income	[1]	(6,937,950)		5,632,199
COMMON SHAREHOLDERS’ EQUITY	[1]	185,631,805		180,626,356
Non-controlling interests	[1]	4,165,063		3,974,932
TOTAL SHAREHOLDERS’ EQUITY	[1]	189,796,868		184,601,288
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	[1]	$ 283,419,781		$ 273,978,086

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.